Lease obligations	3 Months Ended
Mar. 31, 2026
Lease Obligations
Lease obligations

10.	Lease obligations:

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending March 31:

2027	$268
2028	100
2029	76
2030	75
2031	39
$558

The following table presents payments for lease obligations:

	March 31,	March 31,
	2026	2025

Principal payments	$81	$86
Interest payments	14	12
Short-term lease payments	63	61
	$158	$159

The Company also has contractual undiscounted cash flows for short-term and low-value operating leases for equipment and maintenance that are not on the statements of financial position which require payments of $148 for the twelve months ending March 31, 2027.